Notes Payable (Details Textual) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Notes Payable (Textual)
Restricted cash	$ 3,593,722	$ 3,405,044
Notes receivable	11,170,000	9,190,000
Use Rights [Member]
Notes Payable (Textual)
Land use rights	$ 1,950,000	$ 0